Contingencies and restrictions - Tax Contingencies (Details)										12 Months Ended
	Dec. 19, 2024 USD ($)	Aug. 14, 2024 USD ($)	Apr. 05, 2024 USD ($)	Jan. 19, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 15, 2021 USD ($)	Apr. 30, 2019 USD ($)	Mar. 24, 2017 USD ($)	Aug. 26, 2016 USD ($)	Dec. 31, 2024 USD ($) tax_claim	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Mining assets										$ 162,074,000	$ 154,715,000
SQM Salar | Non-current tax assets
Disclosure of contingent liabilities [line items]
Mining assets										59,500,000	59,500,000
Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			$ 1,106,200,000
First Tax And Customs Court | SQM Salar | Disallowed Donation Expense Under Article 21
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount										319,400
Fourth Tax And Customs Court | SQM Salar | Disallowed Donation Expense Under Article 21
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount										209,100
Santiago Metropolitan Region First Tax And Customs Court | Disallowed Donation Expense Under Article 21
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount										511,000
Santiago Metropolitan Region First Tax And Customs Court | SQM Nitratos | Disallowed Donation Expense Under Article 21
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount										$ 319,400,000
Tax Periods 2012 to 2023 | Chilean Internal Revenue Service (IRS) | SQM Salar
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount											986,300,000
Number of tax claims | tax_claim										7
Tax contingencies, assessed excess tax amount											59,500,000
Tax contingencies, contested tax											818,000,000
Interest and associated fines											$ 108,800,000
Tax Periods 2011 To 2022 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			926,700,000
Tax Period 2023 | Chilean Internal Revenue Service (IRS)
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount		$ 785,000
Tax contingencies, assessed excess tax amount		10,900,000
Tax contingencies, contested tax		691,100
Interest and associated fines		$ 83,000
Tax Period 2023 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			162,800,000
Tax Period 2024 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			$ 16,700,000
Tax Period 2012 to 2014 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount									$ 17,800,000
Tax contingencies, contested tax									11,500,000
Interest and associated fines									$ 6,300,000
Tax Period 2015 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount								$ 3,200,000
Tax Period 2016 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount								5,500
Tax Period 2016 | First Tax And Customs Court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount							$ 3,800,000
Tax Period 2015 to 2016 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, assessed excess tax amount								1,200
Tax contingencies, contested tax								3,800
Interest and associated fines								$ 500
Tax Period 2017 to 2018 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount						$ 63,900,000
Tax contingencies, assessed excess tax amount						17,600,000
Tax contingencies, contested tax						30,200,000
Interest and associated fines						$ 16,100,000
Tax Period 2019 | First Tax And Customs Court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount					$ 36,700,000
Tax contingencies, assessed excess tax amount					9,700,000
Tax contingencies, contested tax					$ 27,000,000
Tax Periods 2020 And 2021 | First Tax And Customs Court | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount				$ 20,700,000
Tax contingencies, assessed excess tax amount				5,600,000
Tax contingencies, contested tax				15,100,000
Tax Period 2022 | Third tax and customs court | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount				53,500,000
Tax contingencies, assessed excess tax amount				14,400,000
Tax contingencies, contested tax				36,100,000
Interest and associated fines				$ 3,000,000
Tax Periods 2023 And 2024 | Chilean Internal Revenue Service (IRS) | Tax contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable										$ 179,400,000
Tax Period January To September 2024 | Chilean Internal Revenue Service (IRS)
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount	$ 78,300
Interest and associated fines	$ 25,300